Biological assets (Details) - Schedule of fair value hierarchy - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Level 3 [Member] | Sugarcane [Member]
Biological assets (Details) - Schedule of fair value hierarchy [Line Items]
Total	R$ 120,346	R$ 72,043	R$ 64,528
Level 3 [Member] | Grains [Member]
Biological assets (Details) - Schedule of fair value hierarchy [Line Items]
Total	64,554	20,749	12,860
Level 3 [Member] | Cotton [Member]
Biological assets (Details) - Schedule of fair value hierarchy [Line Items]
Total	13,862	13,724	8,606
Level 2 [Member] | Cattle [Member]
Biological assets (Details) - Schedule of fair value hierarchy [Line Items]
Total	R$ 46,312	R$ 34,481	R$ 37,122